Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31,
	2023	2024
	RMB	RMB	US$
Finished goods	844	107	15
	844	107	15
Less: inventory write-down	—	—	—
	844	107	15